EARNINGS PER SHARE - Basic and Diluted Net Income per Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Denominator
Weighted average of common stock outstanding - basic (in shares)	392,100,000	393,500,000	396,166,341
Weighted average of common stock outstanding - diluted (in shares)	396,300,000	399,600,000	400,896,766
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.28	$ 0.59	$ 0.05
Earnings per share - diluted (in dollars per share)	$ 0.28	$ 0.59	$ 0.05
Class A Shares
Numerator
Net income, basic	$ 109	$ 234	$ 19
Net income, diluted	$ 109	$ 234	$ 19
Denominator
Weighted average of common stock outstanding - basic (in shares)	392,100,000	0	396,166,341
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	4,200,000	0	4,730,425
Weighted average of common stock outstanding - diluted (in shares)	396,300,000	0	400,896,766
Net Income per Share
Earnings per share - basic (in dollars per share)		$ 0.59	$ 0.05
Earnings per share - diluted (in dollars per share)		$ 0.59	$ 0.05
Class B Shares
Numerator
Net income, basic	$ 0	$ 0	$ 0
Net income, diluted	$ 0	$ 0	$ 0
Denominator
Weighted average of common stock outstanding - basic (in shares)	0	0	21,280
Dilutive effect of conversion of options and escrowed shares using treasury stock method (in shares)	0	0	0
Weighted average of common stock outstanding - diluted (in shares)	0	0	21,280
Net Income per Share
Earnings per share - basic (in dollars per share)	$ 0.28	$ 0.59	$ 0.05
Earnings per share - diluted (in dollars per share)	$ 0.28	$ 0.59	$ 0.05